COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 06, 2014	Feb. 28, 2015	Dec. 31, 2014	Apr. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2010
Loss Contingencies [Line Items]
Lease Rental Payments, Per Month			$ 12
Operating Leases, Rent Expense							$ 150	$ 30
Operating Leases, Future Minimum Payments Due, Total			$ 285				285
Other Expenses							9
Gerald E Commissiong [Member]
Loss Contingencies [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 225
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage	35.00%
Deferred Compensation Arrangement with Individual, Distributions Paid	$ 50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,000,000		3,500,000
Gerald E Commissiong [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 338
John W Commissiong Phd [Member]
Loss Contingencies [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense			$ 175
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage			30.00%
Deferred Compensation Arrangement with Individual, Distributions Paid			$ 10				10
John W Commissiong Phd [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense			266
Clinical Trial Material [Member]
Loss Contingencies [Line Items]
Payments to Acquire Machinery and Equipment							500
Royalty Agreements [Member]
Loss Contingencies [Line Items]
Royalty Percentage									2.50%
Royalty Agreements [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Royalty Percentage									1.25%
MDx Purchase Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Acquisitions				6,500,000
PGI License Agreement [Member]
Loss Contingencies [Line Items]
Payment Of License Agreement Milestone Development Cost							4,000
Payment of License Agreement Milestone Development Cost upon Completion							1,000
Payment of License Agreement Milestone Development Cost upon Submission of Drug Application							3,000
Operating Leases, Future Minimum Payments Due, Total			450				450
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year			150				150
PGI License Agreement [Member] | Intellectual Property [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Acquisitions						4,000,000
Payments to Acquire Intangible Assets							750
Stock Issued During Period, Value, Acquisitions						$ 250
Buck Institute for Research on Aging [Member] | Research and Development Arrangement [Member]
Loss Contingencies [Line Items]
Contractual Obligation			300				300
Payments to Acquire in Process Research and Development							150
University of Miami [Member] | Research and Development Arrangement [Member]
Loss Contingencies [Line Items]
Contractual Obligation			155				155
Payments to Acquire in Process Research and Development							52
Lonza Walkerville [Member]
Loss Contingencies [Line Items]
Payment for Option			250				$ 250
Business Combination Consideration Transferred Description					the Company paid $350 to Lonza on March 31, 2015 and will pay the following additional amounts to Lonza until the earlier of such time as the Option is exercised or August 31, 2015: $400 on April 30, 2015 for the option period of April 1, 2015 to April 30, 2015, $600 on May 31, 2015 for the option period of May 1, 2015 to May 31, 2015, $600 on June 30, 2015 for the option period of June 1, 2015 to June 30, 2015 and $600 on July 31, 2015 for the option period of July 1, 2015 to July 31 2015		the Company paid $350 to Lonza on March 31, 2015 and will pay the following additional amounts to Lonza until the earlier of such time as the Option is exercised or August 31, 2015: $400 on April 30, 2015 for the option period of April 1, 2015 to April 30, 2015, $600 on May 31, 2015 for the option period of May 1, 2015 to May 31, 2015, $600 on June 30, 2015 for the option period of June 1, 2015 to June 30, 2015 and $600 on July 31, 2015 for the option period of July 1, 2015 to July 31 2015
Option Agreement Break Up Fee					$ 1,000		$ 1,000
Percentage of Net Sales to be Paid as per Share Purchase Agreement							2.00%
Lonza Walkerville [Member] | Milestone 1 [Member]
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability			4,000				$ 4,000
Lonza Walkerville [Member] | Milestone 2 [Member]
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability			1,000				1,000
Lonza Walkerville [Member] | Milestone 3 [Member]
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability			$ 4,000				$ 4,000
Lonza Walkerville [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payment for Option		$ 400			$ 300
Regenecin [Member] | Asset Purchase Agreement [Member]
Loss Contingencies [Line Items]
Royalty Percentage			5.00%				5.00%
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued					37,500,000		37,500,000
Option Term							5 years
Exercise Cost Of Option Provided			$ 10,000				$ 10,000
Remaining Payments Paid		$ 2,500			$ 2,500
Other Significant Noncash Transaction, Value of Consideration Received					3,600		3,600
Stock Issued During Period, Value, New Issues					3,000		3,000
Payments of Stock Issuance Costs					$ 1,100		1,100
Excess Of Gross Revenues							150,000
The Washington Universit [Member] | Research and Development Arrangement [Member]
Loss Contingencies [Line Items]
Contractual Obligation			$ 120				120
Payments to Acquire in Process Research and Development							$ 60